                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2008.

Check here if Amendment;  / /         Amendment Number:

This Amendment (Check only one):         / / is a restatement.
                                         / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                    White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:   80 South Main Street
                                         Hanover, New Hampshire   03755-2053
                                         U.S.A.

Form 13F File Number:                    028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Brian Palmer
Title:  Chief Accounting Officer
Phone:  (603) 640-2200

Signature, Place, and Date of Signing:


/s/  J. Brian Palmer                    Boston, Massachusetts     May 12, 2008
----------------------------------     -----------------------   --------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.    Form 13F File Number            Name

1.          028-00470                  White Mountains Advisors LLC
2.          028-11384                  Julius Baer Investment Management LLC